UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Market Vectors ETF Trust
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	April 30
Date of reporting period:	July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Market Vectors–Lehman Brothers AMT-Free Intermediate Municipal ETF
Schedule of Investments
July 31, 2008 (unaudited)

Par Value		Value
MUNICIPAL BONDS: 98.6%
Arizona: 2.5%
$250,000	Arizona State Transportation Board, Series A (RB)
	5.00%, 7/1/20	$ 261,285
250,000	Phoenix, Arizona, Civic Improvement Corp. (RB) (MBIA)
	5.00%, 7/1/22	258,152
		519,437

California: 15.1%
1,000,000	Bay Area Infrastructure (RB) (XLCA)
	5.00%, 8/1/17	1,029,320
250,000	California State (GO)
	5.00%, 11/1/15	267,835
250,000	California State (GO) (FSA)
	5.00%, 6/1/23	259,187
1,000,000	California State Public Works Board, Series K (RB)
	5.00%, 11/1/24	999,920
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC)
	5.00%, 7/1/20	263,583
250,000	Los Angeles Unified School District, Series B (GO) (FGIC)
	4.75%, 7/1/20	253,943
		3,073,788

Colorado: 2.7%
250,000	Arapahoe County School District No. 6, Littleton (GO) (FGIC)
	5.25%, 12/1/16	268,120
250,000	Denver City & County, Colorado, Series A (RB) (FSA)
	5.00%, 9/1/15	272,000
		540,120

Connecticut: 7.9%
250,000	Bridgeport, Connecticut Crossover, Series C (GO) (MBIA)
	5.50%, 8/15/19	270,187
250,000	Connecticut State, Series B (GO)
	5.00%, 5/1/15	272,640
1,000,000	Connecticut State, Series E (GO)
	5.00%, 12/15/20	1,063,120
		1,605,947

Florida: 1.3%
250,000	Florida State Board of Education, Capital Outlay 2006, Series A (GO)
	5.00%, 6/1/15	271,465

Georgia: 1.3%
250,000	Douglas County School District, Georgia (GO) (FSA)
	5.00%, 4/1/23	261,235

Illinois: 1.3%
250,000	Chicago O'Hare International Airport, 3rd Lien, Series B (RB) (MBIA)
	5.25%, 1/1/16	266,058

Indiana: 4.9%
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC)
	4.50%, 12/1/23	724,950
250,000	Indiana Transportation Finance Authority, Series A (RB) (FGIC)
	5.25%, 6/1/29	274,925
		999,875

Kentucky: 1.3%
250,000	Kentucky State Property & Buildings Commission (RB) (MBIA)
	5.00%, 8/1/18	267,442

Louisiana: 1.3%
250,000	State of Louisiana, Series B (GO) (CIFG)
	5.00%, 7/15/17	265,643

Massachusettes: 7.5%
1,000,000	Massachusetts State Health & Educational Facilities Authority, Lahey Clinic, Series C (RB) (FGIC)
	5.00%, 7/15/17	977,270
250,000	Massachusetts State Special Obligation (RB) (FGIC)
	5.25%, 1/1/27	269,453
250,000	Massachusetts State Water Pollution Abatement, Series A (RB)
	5.25%, 8/1/15	276,100
		1,522,823

Michigan: 4.0%
250,000	Detroit City School District, Series A (GO) (FSA)
	5.00%, 5/1/23	255,575
250,000	Michigan Municipal Bond Authority (RB)
	5.00%, 10/1/15	273,213
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC)
	4.52%, 10/15/18 (A)	145,245
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC)
	4.61%, 10/15/19 (A)	135,465
		809,498

Missouri: 2.4%
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (MBIA)
	5.00%, 1/1/24	488,945

Nebraska: 5.3%
1,000,000	University of Nebraska Facilities Corp., Deferred Maintenance (RB) (AMBAC)
	5.00%, 7/15/17	1,081,600

Nevada: 1.3%
250,000	Clark County School District, Series B (GO)
	5.00%, 6/15/24	256,185

New Jersey: 2.3%
200,000	New Jersey State Educational Facilities Authority, Princeton University, Series D (RB)
	5.25%, 7/1/15	221,946
250,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FSA)
	4.25%, 12/15/22	246,550
		468,496

New Mexico: 1.3%
250,000	New Mexico Finance Authority, Series A (RB) (MBIA)
	5.25%, 6/15/19	266,038

New York: 16.1%
250,000	City of New York, Series C (GO)
	5.00%, 8/1/24	254,870
250,000	City of New York, Series D-1 (GO)
	5.125%, 12/1/22	261,775
1,000,000	City of New York, Sub Series L-1 (GO)
	5.00%, 4/1/23	1,030,060
400,000	Long Island Power Authority, Series A (RB) (FGIC)
	5.00%, 12/1/23	406,184
1,000,000	New York City Transitional Finance, Series S-1 (RB) (FGIC)
	5.00%, 7/15/19	1,055,630
250,000	New York State Thruway Authority, Series B (RB) (AMBAC)
	5.00%, 4/1/18	266,372
		3,274,891

North Carolina: 1.3%
250,000	North Carolina State Highway (GO)
	5.00%, 5/1/14	272,863

Puerto Rico: 6.4%
1,000,000	Puerto Rico Commonwealth, Series A (RB) (AGO)
	5.00%, 7/1/15	1,046,880
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (FSA)
	5.00%, 8/1/22	252,790
		1,299,670

Texas: 7.2%
1,000,000	Dallas, Texas Waterworks & Sewer System (RB) (AMBAC)
	5.00%, 10/1/14	1,081,220
250,000	Leander Independent School District (GO) (PSF-GTD)
	4.85%, 8/15/23 (A)	114,070
250,000	University of Texas, Series A (RB)
	5.25%, 8/15/18	276,910
		1,472,200

Washington: 2.6%
250,000	King County School District No. 411, Issaquah (GO) (FSA) (SBG)
	5.00% 12/1/19	266,502
250,000	Port Tacoma, Washington, Series A (RB) (AMBAC)
	5.25%, 12/1/21	263,152
		529,654

Wisconsin: 1.3%
250,000	State of Wisconsin, Series 2 (MBIA) (GO)
	5.00%, 5/1/14	270,682
Total Municipal Bonds
(Cost: $20,536,898)		20,084,555

Number
of Shares
MONEY MARKET FUND: 0.4%
(Cost: $79,864)
79,864	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	79,864

Total Investments: 99.0%
(Cost: $20,616,762)		20,164,419
Other assets less liabilities: 1.0%		211,321
NET ASSETS: 100.0%		$20,375,740

	% of
Summary of Investments By Sector	Investments	Value
Education	28.2%	$5,689,556
Lease	2.7	548,152
Leisure Facilities	5.0	999,920
Local General Obligation	19.9	4,016,777
Power Plant	5.7	1,158,712
Special Tax	2.7	541,453
State General Obligation	13.3	2,671,970
Transportation	12.7	2,569,330
Waste and Water Sewage	9.4	1,888,685
Money Market Fund	0.4	79,864
	100.0%	$20,164,419

The aggregate cost of investments owned for Federal income tax purposes is $20,616,762 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$2,128
Gross Unrealized Depreciation		(454,471)
Net Unrealized Depreciation		$(452,343)

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AGO - Assured Guaranty Ltd.
AMBAC - American Municipal Bond Assurance Corporation
CIFG - CDC IXIS Financial Guaranty
CXCLA - Syncora Guarantee Inc.
FGIC - Federal Guaranty Insurance Corporation
FSA - Federal Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Public School Fund - Guaranteed
RB - Revenue Bond
SBG - School Board Guaranteed

See Note to Schedules of Investments

Market Vectors–Lehman Brothers AMT-Free Long Municipal ETF
Schedule of Investments
July 31, 2008 (unaudited)

Par Amount		Value
MUNICIPAL BONDS: 98.3%
Arizona: 1.9%
$250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC)
	4.50%, 7/1/28	$235,417
250,000	Salt Verde Financial Corp. (RB)
	5.00%, 12/1/32	213,680
		449,097

Arkansas: 1.0%
250,000	Arkansas State Higher Education, Series B (GO)
	4.50%, 6/1/27	241,962

California: 31.4%
1,000,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB)(MBIA)
	4.50%, 10/1/32	921,990
1,000,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (FGIC)
	5.00%, 9/1/34	941,690
500,000	California Health Facilities Financing Authority (RB)
	5.00%, 4/1/37	460,520
250,000	California State (GO)
	4.875%, 12/1/33	239,975
250,000	California State Public Works Board (RB)
	5.00%, 11/1/29	251,045
1,000,000	California Statewide Community Development Authority, Childrens Hospital, L.A. (RB)
	5.00%, 8/15/47	808,330
500,000	California Statewide Community Development Authority, Health Facilities (RB)
	5.00%,3/1/30	453,095
1,000,000	Desert, California Community College District Election 2004, Series C (GO) (FSA)
	5.00%, 8/1/37	1,003,590
250,000	Golden State Tobacco Securitization Corp., Series A-1 (RB)
	5.00%, 6/1/33	195,043
250,000	Golden State Tobacco Securitization Corp., Series A-1 (RB)
	5.125%, 6/1/47	181,638
250,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC)
	4.50%, 7/1/31	225,965
500,000	Oakland, California Unified School District, Alameda County 2000 (GO) (MBIA)
	5.00%, 8/1/26	469,225
1,000,000	San Franscisco, California City & County Unified School District, Series A (GO) (FSA)
	3.00%, 6/15/27	725,900
250,000	Santa Clara Valley, California Transportation Authority, Series A (RB) (AMBAC)
	5.00%, 4/1/36	248,500
250,000	Stockton, California Public Financing Authority, Series A (RB) (R)
	5.25%, 9/1/31	232,800
		7,359,306

Connecticut: 1.0%
250,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I (RB) (MBIA)
	4.375%, 7/1/28	226,478

Florida: 9.3%
250,000	Florida State Board of Education, Series J (GO)
	5.00%, 6/1/33	251,613
1,000,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC)
	5.00%, 7/1/31	965,570
250,000	University of North Florida Financing Corp. (RB) (FGIC)
	5.00%, 11/1/32	244,482
750,000	Volusia County, Florida Educational Facitlity Authority (RB) (R)
	5.00%, 10/15/25	715,965
		2,177,630

Georgia: 2.1%
500,000	Atlanta, Georgia Water & Wastewater System (RB) (FSA)
	5.00%, 11/1/43	493,430

Illinois: 1.1%
250,000	Illinois Finance Authority, Series A (RB)
	5.00%, 7/1/34	251,513

Indiana: 1.1%
250,000	Carmel Industrial Redevelopment Authority (RB)
	5.00%, 2/1/29	251,083

Louisiana: 3.2%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC)
	5.375%, 6/1/32	248,485
500,000	Louisiana State, Series B (GO) (CIFG)
	5.00%, 7/15/25	506,195
		754,680

Massachusetts: 2.1%
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC)
	5.00%, 5/1/41	492,825

Michigan: 0.3%
250,000	Michigan State Building Authority (RB) FGIC)
	5.15%, 10/15/28 (A)	74,150

Nebraska: 2.1%
250,000	Nebraska Public Power District, Series C (RB) (FGIC)
	5.00%, 1/1/41	243,723
250,000	Omaha Convention Hotel Corp. (RB) (AMBAC)
	5.00%, 2/1/35	247,105
		490,828

Nevada: 1.0%
250,000	North Las Vegas, Nevada (GO) (MBIA)
	4.50%, 10/1/36	222,422

New Jersey: 7.3%
250,000	New Jersey Economic Development Authority, Cigarette Tax (RB)
	5.75%, 6/15/29	239,730
500,000	New Jersey Economic Development Authority, School Facilities, Series U (RB) (AMBAC)
	5.00%, 9/1/37	502,515
1,000,000	New Jersey Tobacco Settlement Financing Corp., Series 1A (RB)
	5.00%, 6/1/29	782,020
250,000	New Jersey Tobacco Settlement Financing Corp., Series 1A (RB)
	5.00%, 06/01/41	177,447
		1,701,712

New York: 23.5%
1,000,000	Metropolitan Transportation Authority, Series B (RB)
	5.00%, 11/15/25	1,017,760
1,000,000	New York City Individual Development Agency, Queens Baseball Stadium (RB) (AMBAC)
	5.00%, 1/1/39	966,600
1,000,000	New York City Municipal Water & Sewer Finance Authority, Series C (RB)
	5.00%, 6/15/35	1,006,500
250,000	New York City Municipal Water Finance Authority, Series DD (RB)
	5.00%, 6/15/39	250,855
1,010,000	New York City Municipal Water Finance Authority, Water & Sewer, Series DD (RB)
	5.00%, 6/15/38	1,017,848
1,000,000	New York City Refunding - Fiscal 2007, Series A (GO)
	5.00%, 8/1/31	1,000,650
250,000	New York City Transitional Finance Authority, Series E (RB)
	5.00%, 2/1/33	251,795
		5,512,008

Ohio: 0.9%
250,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
	6.50%, 6/1/47	221,343

Oregon: 1.0%
250,000	Oregon State Higher Education, Series A (GO)
	4.50%, 8/1/37	228,462

Pennsylvania: 1.0%
250,000	Pennsylvania State Higher Education (RB) (MBIA)
	4.50%, 4/1/36	226,505

Rhode Island: 1.0%
250,000	Rhode Island State Health & Education (RB) (FSA)
	5.00%, 5/15/32	241,217

Tennessee: 1.0%
250,000	Sumner County, Tennessee Health Educational & Housing Facilities Board (RB)
	5.50%, 11/1/37	225,242

Texas: 3.1%
250,000	Alamo, Texas Community College District (GO) (FGIC)
	4.50%, 8/15/33	226,242
250,000	Clear Creek, Texas Independent School District, Series A (GO) (PSF-GTD)
	4.375%, 2/15/26	238,355
250,000	Tarrant Regional Water District (RB) (FGIC)
	5.00%, 3/1/27	250,615
		715,212

Virginia: 1.9%
250,000	Harrisonburg, Virginia Industrial Development Authority (RB) (AMBAC)
	4.50%, 8/15/36	216,663
250,000	Virginia College Building Authority, Regent University (RB)
	5.00%, 6/1/36	236,663
		453,326
Total Municipal Bonds
(Cost: $23,840,499)		23,010,431
Number
of Shares
MONEY MARKET FUND: 0.3%
(Cost: $82,285)
82,285	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	82,285

Total Investments: 98.6%
(Cost: $23,922,784)		23,092,716
Other assets less liabilities: 1.4%		318,190
NET ASSETS: 100.0%		$23,410,906

	% of
Summary of Investments By Sector	Investments	Value
Education	10.4%	$2,394,431
Electric	3.0	692,820
Hospital	10.4	2,405,067
Industrial Pollution Control	10.9	2,524,091
Lease	12.7	2,935,548
Local General Obligation	16.8	3,889,927
Special Tax	6.4	1,475,340
State General obligation	6.4	1,468,207
Transportation	8.6	1,983,330
Water & Sewerage	14.0	3,241,670
Money Market Fund	0.4	82,285
	100.0%	$23,092,716

The aggregate cost of investments owned for Federal income tax purposes is $23,922,784 and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$46,378
Gross Unrealized Depreciation		(876,446)
Net Unrealized Depreciation		$(830,068)

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AMBAC - American Municipal Bond Assurance Corporation
CIFG - CDC IXIS Financial Guaranty
FGIC - Federal Guaranty Insurance Corporation
FSA - Federal Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Public School Fund - Guaranteed
RB - Revenue Bond
R - Radian Insurance, Inc.

 See Note to Schedules of Investments

Market Vectors–Lehman Brothers AMT-Free Short Municipal ETF
Schedule of Investments
July 31, 2008 (unaudited)

Par Value		Value
MUNICIPAL BONDS: 98.1%
Arizona: 5.3%
$125,000	Arizona State, Series A (CP)
	3.25%, 9/1/09	$126,449
125,000	Salt River Project Arizona Agriculture, Series C (RB)
	5.00%, 1/1/14	133,749
		260,198

California: 5.1%
250,000	California State Economic Recovery, Series A (GO)
	3.00%, 1/1/10	253,270

Colorado: 2.7%
125,000	Colorado State Department of Corrections (CP) (AMBAC)
	5.00%, 3/1/11	131,713

Connecticut: 8.3%
250,000
	Connecticut State, Series C (GO) (FGIC)
125,000	5.00%, 5/1/19	271,693
	Waterbury, Connecticut, Series A (GO) (FSA)
	5.25%, 2/1/14	137,014
		408,707

District of Columbia: 2.7%
125,000	Washington D.C. Metropolitan Area Transportaiton Authority (RB) (MBIA)
	5.00%, 1/1/12	131,954

Illinois: 10.7%
125,000	Chicago, Illinois Board of Education, Series A (GO) (MBIA)
	5.25%, 12/1/13	137,064
125,000	Chicago, Illinois O'Hare International Airport, Series A (RB) (FSA)
	5.00%, 1/1/14	133,080
125,000	Chicago, Illinois Transportation Authority, Section 5307-B (RB) (AMBAC)
	5.00%, 6/1/11	131,816
125,000	Metropolitan Pier & Exposition Authority (RB) (MBIA)
	5.25%, 6/15/09	128,535
		530,495

Kentucky: 2.1%
100,000	Kentucky State Property & Buildings Commission (RB) (FGIC)
	5.00%, 11/1/11	106,347

Michigan: 10.8%
125,000	Detroit, Michigan Water Supply System, Series D (RB) (FSA)
	5.00%, 7/1/13	133,149
250,000	Michigan Municipal Bond Authority, School District, City of Detroit (RB) (FSA)
	5.00%, 6/1/13	269,022
125,000	Michigan State Building Authority, Series I (RB) (FSA)
	5.25%, 10/15/12	134,215
		536,386

New Jersey: 5.1%
250,000	New Jersey State Turnpike Authority, Series A (RB) (AMBAC)
	3.15%, 1/1/35	251,675

New York: 24.0%
125,000	Long Island Power Authority Electric System, Series 2006F (RB) (MBIA)
	5.00%, 5/1/11	131,622
250,000	Metropolitan Transit Authority, Series A (RB)
	4.00%, 11/15/09	255,887
250,000	Metropolitan Transit Authority, Series B (RB)
	5.00%, 11/15/27	264,332
125,000	New York City, Series I (GO)
	5.00%, 8/1/13	134,225
250,000	New York City Individual Development Agency, Civic Facility (RB) (FSA)
	5.00%, 11/15/11	267,587
125,000	New York State Thruway Authority, 2nd Generation
	Highway & Bridges, Series A (RB)
	5.00%, 4/1/13	134,824
		1,188,477

North Carolina: 2.6%
125,000	North Carolina State (GO)
	5.00%, 3/1/09	127,446

Texas: 5.2%
125,000	Lewisville, Texas Independent School District (GO) (FGIC)
	4.00%, 8/15/10	128,734
125,000	Texas State Transportation Commission, First Tier (RB)
	4.00%, 4/1/13	129,619
		258,353

Virginia: 2.8%
125,000	Loudoun County, Virginia, Series B (GO) (SAW)
	5.00%, 12/1/13	136,565

Washington: 5.3%
125,000	Grant County, Washington Public Utility District No. 2, Series H (RB) (FSA)
	5.00%, 1/1/11	131,680
125,000	King County School District No. 411, Issaquah (GO) (FSA)
	5.00% 12/1/09	129,732
		261,412

Wisconsin: 5.4%
250,000	Wisconsin State, Series I (GO) (MBIA)
	5.00%, 5/1/13	269,400

Total Municipal Bonds
(Cost: $4,868,305)		4,852,398
Number
of Shares
MONEY MARKET FUND: 1.0%
(Cost: $50,632)
50,632	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	50,632
Total Investments: 99.1%
(Cost: $4,918,937)		4,903,030
Other assets less liabilities: 0.9%		45,633
NET ASSETS: 100.0%		$4,948,663

	% of
Summary of Investments By Sector	Investments	Value
Education	5.5%	$269,022
Electric	2.7	133,749
Lease	10.2	498,724
Local General Obligation	27.0	1,324,191
Power plant	5.4	263,302
Pre Refunded	5.6	271,693
Special Tax	2.6	128,535
State General Obligation	8.1	396,846
Transportation	29.2	1,433,187
Water & Sewerage	2.7	133,149
Money Market Fund	1.0	50,632
	100.0%	$4,903,030

The aggregate cost of investments owned for Federal income tax purposes is $4,918,937, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$5,509
Gross Unrealized Depreciation	(21,416)
Net Unrealized Depreciation	$(15,907)

(A) Zero Coupon Bond - the rate shown is the effective yield at purchase date
AMBAC - American Municipal Bond Assurance Corporation
CIFG - CDC IXIS Financial Guaranty
CP - Certificate Participant
FGIC - Federal Guaranty Insurance Corporation
FSA - Federal Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
PSF-GTD - Public School Fund - Guaranteed
RB - Revenue Bond
SAW - State Aid Withholding
SBG - School Board Guaranteed

 See Note to Schedules of Investments

Market Vectors ETF Trust Note to Schedules of Investments July 31, 2008 (unaudited)

Security Valuation—Each Fund’s portfolio securities (except for short-term debt securities and certain other investments) are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and its evaluations in determining what it believes is the fair value of the portfolio securities. Each Fund believes that timely and reliable market quotations are generally not readily available to each Fund to value tax-exempt securities and the valuations that the pricing service supplies are more likely to approximate the fair value of the securities. U.S. municipal securities may be valued as of the announced closing time for trading in municipal instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time. Each Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value ("NAV") is expected to reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s benchmark index. This may adversely affect a Fund’s ability to track its benchmark index.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Adoption of Statement of Financial Accounting Standards No. 157 Fair Value Measurements (FAS 157) - In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of July 31, 2008 is as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
Intermediate Municipal ETF	$79,864	$20,084,555	None	$20,164,419
Long Municipal ETF	82,285	23,010,431	None	23,092,716
Short Municipal ETF	50,632	4,852,398	None	4,903,030

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  Keith  J. Carlson, Chief Executive Officer, Market Vectors ETF Trust

Date: September 29, 2008

By  Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: September 29, 2008